As filed with the Securities and Exchange Commission on May 22, 2015

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 161	☒

and/or

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 163	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 27, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of Beneficial Interest, par value $0.001 per share.

This filing relates solely to: BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio, and BlackRock Moderate Prepared Portfolio.

Explanatory Note

This Post-Effective Amendment No. 161 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 163 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 27, 2015, the effectiveness of the registration statement for BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio, and BlackRock Moderate Prepared Portfolio, filed in Post-Effective Amendment No. 158 on March 27, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 161 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 158 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds II (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 161 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 22nd day of May, 2015.

BLACKROCK FUNDS II,
on behalf of its series, BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio, and BlackRock Moderate Prepared Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 161 to the Registration Statement on
Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Trustee, President and Chief Executive Officer	May 22, 2015
John M. Perlowski	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer (Principal	May 22, 2015
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

VALERIE G. BROWN*	Trustee
(Valerie G. Brown)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

	DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

	ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

	DAVID H. WALSH*	Trustee
(David H. Walsh)

	FRED G. WEISS*	Trustee
(Fred G. Weiss)

	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

	HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ Benjamin Archibald		May 22, 2015
Benjamin Archibald (Attorney-in-Fact)